Stock-Based Compensation (Details 3)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of assumptions used to estimate the fair value of the ESPP
Risk-free interest rate		0.16%	3.68%	3.68%	3.35%
Expected life (months)		8 years 6 months	5 years	5 years	10 years
Expected volatility		53.00%	47.32%	47.32%	38.05%
Expected dividend yield	8.00%	0.00%	0.00%	0.00%	0.00%	0.00%